STATEMENTS OF OPERATIONS - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Loss from Operations
Operating and formation costs	$ 5,064	$ 2,035,074
Loss from operations	(5,064)	(2,035,074)
Other income (expense):
Change in fair value of warrant liabilities	0	12,960,000
Transaction costs allocated to warrant liabilities	0	(853,386)
Compensation expense	0	(2,400,000)
Interest earned on investments held in Trust Account	0	35,810
Other income (expense), net	0	9,742,424
Net income (loss)	$ (5,064)	$ 7,707,350
Class A Ordinary Shares [Member]
Other income (expense):
Basic weighted average shares outstanding (in shares)	0	17,369,863
Basic net income per share (in dollars per share)	$ 0	$ 0.35
Diluted weighted average shares outstanding (in shares)		17,369,863
Diluted net income per share (in dollars per share)		$ 0.34
Class B Ordinary Shares [Member]
Other income (expense):
Basic weighted average shares outstanding (in shares)	4,375,000	4,917,808
Basic net income per share (in dollars per share)	$ 0	$ 0.35
Diluted weighted average shares outstanding (in shares)	4,375,000	5,000,000
Diluted net income per share (in dollars per share)	$ 0	$ 0.34